SUPPLEMENT DATED MARCH 1, 2017 TO THE

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017 OF

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 6, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Treasury Collateral Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

and

POWERSHARES EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 24, 2017, DECEMBER 7, 2016,

OCTOBER 7, 2016 AND SEPTEMBER 21, 2016

Effective immediately, all references and biographical information relating to Christopher Joe, as Chief Compliance Officer of the Trusts, shown in the table setting forth information about Officers of the Trusts under the section titled “MANAGEMENT” in each Statement of Additional Information for each Trust is hereby deleted and replaced with the following:

“Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Adam Henkel—1980 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2017-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2017-Present); formerly, Senior Counsel, Invesco, Ltd. (2013-2017); formerly, Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-2013).”

Please Retain This Supplement For Future Reference.

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